Segment Reporting - Summary of Each Segments' Revenue and Net Income (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
SEGMENT REVENUE	₸ 1,913,490	₸ 1,270,592	₸ 884,822
NET INCOME	848,770	588,844	435,214
Operating Segments
Disclosure of operating segments [line items]
SEGMENT REVENUE	1,953,068	1,315,552	936,803
NET INCOME	848,770	588,844	435,214
Operating Segments | Payments
Disclosure of operating segments [line items]
SEGMENT REVENUE	478,684	333,343	217,085
NET INCOME	308,901	199,489	126,653
Operating Segments | Marketplace
Disclosure of operating segments [line items]
SEGMENT REVENUE	448,223	239,609	153,604
NET INCOME	247,955	152,248	99,716
Operating Segments | Fintech
Disclosure of operating segments [line items]
SEGMENT REVENUE	1,026,721	745,023	566,114
NET INCOME	291,914	237,107	₸ 208,845
Operating Segments | Intergroup
Disclosure of operating segments [line items]
SEGMENT REVENUE	₸ (560)	₸ (2,423)